Employee Benefits - Summary of actuarial assumptions used to determine the present value of the defined benefit obligations (Detail)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Actuarial Assumptions Used To Determine The Present Value Of The Defined Benefit Obligations [Abstract]
Discount rate	0.60%	0.50%